Note 17 - Interest Rate Risk and Liquidity Risk	12 Months Ended
Oct. 31, 2022
Statement Line Items [Line Items]
Disclosure of how entity manages liquidity risk [text block]
17.	Interest rate risk and liquidity risk:

The Bank is exposed to interest rate risk as a consequence of the mismatch, or gap, between assets and liabilities scheduled to mature or reset on particular dates. The gaps, which existed at October 31, 2022 are set out below:

(thousands of Canadian dollars)
	Floating	Within	3 months to	1 year to	2 years to	Over	Non-interest
	rate	3 months	1 year	2 years	5 years	5 years	rate sensitive	Total

Assets
Cash	$88,581	$-	$-	$-	$-	$-	$-	$88,581
Effective rate	2.60%

Securities	-	121,871	19,693	-	-	-	-	141,564
Effective rate		3.06%	2.81%

Loans	670,350	106,262	501,818	238,460	1,050,292	412,698	12,798	2,992,678
Effective rate	8.29%	4.57%	5.42%	4.93%	4.95%	5.58%

Other	-	-	-	-	-	-	43,175	43,175
Effective rate

Total Assets	$758,931	$228,133	$521,511	$238,460	$1,050,292	$412,698	$55,973	$3,265,998

Liabilities
Deposits	$507,879	$275,220	$904,664	$529,806	$412,739	$331	$26,901	$2,657,540
Effective rate	2.81%	2.01%	2.99%	2.90%	2.57%	5.07%

Subordinated notes	-	-	-	-	-	104,951	-	104,951
Effective rate						5.62%

Other	134,116	-	-	-	-	-	18,716	152,832
Effective rate	3.17%

Equity	-	-	-	-	13,647	-	337,028	350,675
Effective rate					6.77%

Total liabilities and equity	$641,995	$275,220	$904,664	$529,806	$426,386	$105,282	$382,645	$3,265,998

October 31, 2022 gap	$116,936	$(47,087)	$(383,153)	$(291,346)	$623,906	$307,416	$(326,672)	$-
Cumulative	$116,936	$69,849	$(313,304)	$(604,650)	$19,256	$326,672	$-	$-

October 31, 2021 gap	$316,829	$(209,462)	$(152,523)	$(40,897)	$327,480	$58,561	$(299,988)	$-
Cumulative	$316,829	$107,367	$(45,156)	$(86,053)	$241,427	$299,988	$-	$-